UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 14, 2020

Securitizer Name: TES 2018-K2, LLC

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001803379

Emmanuelle E. Stewart, (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In December 2018, TES 2018-K2 (the “Issuer”) completed its first issuance of solar asset-backed securities. The underlying transaction agreements relating to this issuance provide a covenant of the Tesla Energy Operations, Inc. (the “Originator”) and TES Holdings 2018-K2, LLC (the “Depositor”) to pay a specified liquidated damages amount to the Depositor and the Issuer, respectively, in respect of individual pool assets (the “Solar Assets”) for which certain representations and warranties made by the Originator and the Depositor have been breached. Neither the Originator nor the Depositor received any demand to pay any such liquidated damages amount in respect of, or repurchase, any of the Solar Assets during the quarterly period ending on December 31, 2018. Accordingly, the Issuer does not have any liquidated damages or repurchase demand activity to report, which the Issuer has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

TES 2018-K2, LLC

By:	/s/ Yaron Klein
Name: Yaron Klein
Title: Treasurer

Date: February 14, 2020